Share Capital (Stock Options) (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of options outstanding | shares	4,465,262	6,655,455
Granted | shares	876,425	965,876
Exercised | shares	(1,653,361)	(1,555,989)
Expired | shares	(211,747)	(1,600,080)
Number of options outstanding | shares	3,476,579	4,465,262
Weighted average exercise price of share options outstanding (CAD$)	$ 6.59	$ 7.38
Weighted average exercise price of share options granted (CAD$)	7.66	6.59
Weighted average exercise price of share options exercised (CAD$)	6.15	5.93
Weighted average exercise price of share options expired (CAD$)	11.02	10.52
Weighted average exercise price of share options outstanding (CAD$)	6.80	6.59
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 10.90	$ 9.66